Document and Entity Information	9 Months Ended
Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	American BriVision (Holding) Corp
Entity Central Index Key	0001173313
Document Type	S-1
Trading Symbol	ABVC
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company